SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Oct. 28, 2018	Oct. 29, 2017	Oct. 30, 2016
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 696,171	$ 669,861
Less: accumulated depreciation	(459,931)	(442,866)
Property, plant and equipment, net	236,240	226,995	$ 242,212
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	17,398	18,473
Buildings and improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	172,920	178,019
Machinery, equipment and furniture
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	356,509	336,163
Transportation equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,287	4,599
Computer software and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	116,449	117,515
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 28,608	$ 15,092